Other Income	12 Months Ended
Dec. 31, 2024
Other Income [Abstract]
OTHER INCOME

NOTE 17 — OTHER INCOME

	Financial Years ended December 31,
	2022	2023	2024
	US$’000	US$’000	US$’000
Foreign exchange gain	6	3	5
Interest income	42	250	183
Shipping charges reimbursed	45	—	50
Gain on disposal of property	—	—	177
Other income	12	2	5
Total	105	255	420